SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Warranties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Movement in Standard Product Warranty Accrual [Roll Forward]
Additions	$ 8,492
Utilization	(1,499)
Foreign currency translation adjustment	29
Accrued warranty at end of the year	7,022
Including: Current portion of warranty	483
Non-current portion of warranty	6,539
Product Warranty Expense	$ 8,492	$ 0	$ 0